UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

International Bond Fund

Investor Class (RPIBX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Investor Class	$33	0.67%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$955,433
Number of Portfolio Holdings	625
Table Summary

Portfolio Turnover Rate	29.6%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
United States	12.5%
Japan	12.0
United Kingdom	6.0
Canada	5.8
China	5.0
Germany	3.5
Italy	3.3
France	3.2
Singapore	2.8
Other	45.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government of Japan	7.1%
People's Republic of China	5.0
Government of Japan Treasury Bills	4.9
United Kingdom Gilt	3.7
Republic of Singapore	2.8
Italy Buoni Poliennali Del Tesoro	2.8
Republic of Indonesia	2.6
Deutsche Bundesrepublik	2.3
Government of Malaysia	2.3
Government of Canada	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F76-053 8/26

International Bond Fund

Investor Class (RPIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

International Bond Fund

Advisor Class (PAIBX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Advisor Class	$54	1.09%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$955,433
Number of Portfolio Holdings	625
Table Summary

Portfolio Turnover Rate	29.6%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
United States	12.5%
Japan	12.0
United Kingdom	6.0
Canada	5.8
China	5.0
Germany	3.5
Italy	3.3
France	3.2
Singapore	2.8
Other	45.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government of Japan	7.1%
People's Republic of China	5.0
Government of Japan Treasury Bills	4.9
United Kingdom Gilt	3.7
Republic of Singapore	2.8
Italy Buoni Poliennali Del Tesoro	2.8
Republic of Indonesia	2.6
Deutsche Bundesrepublik	2.3
Government of Malaysia	2.3
Government of Canada	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F276-053 8/26

International Bond Fund

Advisor Class (PAIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

International Bond Fund

I Class (RPISX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - I Class	$26	0.53%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$955,433
Number of Portfolio Holdings	625
Table Summary

Portfolio Turnover Rate	29.6%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
United States	12.5%
Japan	12.0
United Kingdom	6.0
Canada	5.8
China	5.0
Germany	3.5
Italy	3.3
France	3.2
Singapore	2.8
Other	45.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government of Japan	7.1%
People's Republic of China	5.0
Government of Japan Treasury Bills	4.9
United Kingdom Gilt	3.7
Republic of Singapore	2.8
Italy Buoni Poliennali Del Tesoro	2.8
Republic of Indonesia	2.6
Deutsche Bundesrepublik	2.3
Government of Malaysia	2.3
Government of Canada	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F527-053 8/26

International Bond Fund

I Class (RPISX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

International Bond Fund

Z Class (TRLZX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$955,433
Number of Portfolio Holdings	625
Table Summary

Portfolio Turnover Rate	29.6%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
United States	12.5%
Japan	12.0
United Kingdom	6.0
Canada	5.8
China	5.0
Germany	3.5
Italy	3.3
France	3.2
Singapore	2.8
Other	45.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government of Japan	7.1%
People's Republic of China	5.0
Government of Japan Treasury Bills	4.9
United Kingdom Gilt	3.7
Republic of Singapore	2.8
Italy Buoni Poliennali Del Tesoro	2.8
Republic of Indonesia	2.6
Deutsche Bundesrepublik	2.3
Government of Malaysia	2.3
Government of Canada	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1255-053 8/26

International Bond Fund

Z Class (TRLZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIBX International Bond Fund
PAIBX International Bond
Fund–
.
Advisor Class
RPISX International Bond
Fund–
.
I Class
TRLZX International Bond
Fund–
.
Z Class

T. ROWE PRICE International Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 7 .23 $ 6 .79 $ 7 .38 $ 7 .07 $ 9 .03 $ 9 .91
Investment
activities
Net investment
income
(1)(2)
0 .11 0 .24 0 .23 0 .19 0 .14 0 .12
Net realized and
unrealized gain/
loss ( 0 .18 ) 0 .44 ( 0 .60 ) 0 .30 ( 1 .96 ) ( 0 .83 )
Total from
investment
activities ( 0 .07 ) 0 .68 ( 0 .37 ) 0 .49 ( 1 .82 ) ( 0 .71 )
Distributions
Net investment
income ( 0 .12 ) ( 0 .13 ) — ( 0 .03 ) ( 0 .08 ) ( 0 .12 )
Net realized gain — — — — — ( 0 .05 )
Tax return of
capital — ( 0 .11 ) ( 0 .22 ) ( 0 .15 ) ( 0 .06 ) —
Total distributions ( 0 .12 ) ( 0 .24 ) ( 0 .22 ) ( 0 .18 ) ( 0 .14 ) ( 0 .17 )
NET ASSET
VALUE
End of period $ 7 .04 $ 7 .23 $ 6 .79 $ 7 .38 $ 7 .07 $ 9 .03

T. ROWE PRICE International Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .04 ) % 10 .12% ( 5 .12 ) % 7 .09% ( 20 .30 ) % ( 7 .19 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .93%
(4)
0 .92% 0 .87% 0 .90% 0 .86% 0 .71%
Net expenses
after waivers/
payments by
Price Associates 0 .67%
(4)
0 .67% 0 .67% 0 .67% 0 .67% 0 .69%
Net investment
income 3 .20%
(4)
3 .38% 3 .20% 2 .69% 1 .77% 1 .31%
Portfolio turnover
rate 29 .6% 70 .9% 54 .3% 68 .1% 69 .3% 37 .9%
Net assets, end
of period (in
thousands) $170,045 $187,415 $186,506 $243,774 $253,490 $477,606
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 7 .12 $ 6 .68 $ 7 .26 $ 7 .07 $ 9 .06 $ 9 .93
Investment
activities
Net investment
income
(1)(2)
0 .10 0 .21 0 .19 0 .12 0 .05 0 .09
Net realized and
unrealized gain/
loss ( 0 .20 ) 0 .44 ( 0 .59 ) 0 .29 ( 1 .97 ) ( 0 .82 )
Total from
investment
activities ( 0 .10 ) 0 .65 ( 0 .40 ) 0 .41 ( 1 .92 ) ( 0 .73 )
Distributions
Net investment
income ( 0 .10 ) ( 0 .11 ) — ( 0 .03 ) ( 0 .05 ) ( 0 .09 )
Net realized gain — — — — — ( 0 .05 )
Tax return of
capital — ( 0 .10 ) ( 0 .18 ) ( 0 .19 ) ( 0 .02 ) —
Total distributions ( 0 .10 ) ( 0 .21 ) ( 0 .18 ) ( 0 .22 ) ( 0 .07 ) ( 0 .14 )
NET ASSET
VALUE
End of period $ 6 .92 $ 7 .12 $ 6 .68 $ 7 .26 $ 7 .07 $ 9 .06

T. ROWE PRICE International Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .43 ) % 9 .77% ( 5 .51 ) % 6 .04% ( 21 .25 ) % ( 7 .33 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .49%
(4)
1 .50% 1 .36% 1 .79% 1 .75% 0 .98%
Net expenses
after waivers/
payments by
Price Associates 1 .09%
(4)
1 .09% 1 .09% 1 .65% 1 .75% 0 .98%
Net investment
income 2 .77%
(4)
2 .97% 2 .78% 1 .67% 0 .71% 0 .96%
Portfolio turnover
rate 29 .6% 70 .9% 54 .3% 68 .1% 69 .3% 37 .9%
Net assets, end
of period (in
thousands) $1,280 $1,759 $1,286 $2,026 $3,263 $4,780
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 7 .25 $ 6 .80 $ 7 .40 $ 7 .09 $ 9 .05 $ 9 .93
Investment
activities
Net investment
income
(1)(2)
0 .12 0 .25 0 .24 0 .20 0 .15 0 .13
Net realized and
unrealized gain/
loss ( 0 .20 ) 0 .45 ( 0 .61 ) 0 .30 ( 1 .96 ) ( 0 .82 )
Total from
investment
activities ( 0 .08 ) 0 .70 ( 0 .37 ) 0 .50 ( 1 .81 ) ( 0 .69 )
Distributions
Net investment
income ( 0 .12 ) ( 0 .13 ) — ( 0 .03 ) ( 0 .08 ) ( 0 .14 )
Net realized gain — — — — — ( 0 .05 )
Tax return of
capital — ( 0 .12 ) ( 0 .23 ) ( 0 .16 ) ( 0 .07 ) —
Total distributions ( 0 .12 ) ( 0 .25 ) ( 0 .23 ) ( 0 .19 ) ( 0 .15 ) ( 0 .19 )
NET ASSET
VALUE
End of period $ 7 .05 $ 7 .25 $ 6 .80 $ 7 .40 $ 7 .09 $ 9 .05

T. ROWE PRICE International Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .10 ) % 10 .41% ( 5 .11 ) % 7 .22% ( 20 .14 ) % ( 7 .02 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .55%
(4)
0 .56% 0 .54% 0 .57% 0 .57% 0 .53%
Net expenses
after waivers/
payments by
Price Associates 0 .53%
(4)
0 .54% 0 .54% 0 .54% 0 .54% 0 .53%
Net investment
income 3 .35%
(4)
3 .51% 3 .35% 2 .84% 1 .93% 1 .42%
Portfolio turnover
rate 29 .6% 70 .9% 54 .3% 68 .1% 69 .3% 37 .9%
Net assets, end
of period (in
thousands) $630,961 $594,658 $473,534 $451,855 $401,030 $409,624
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 7 .23 $ 6 .79 $ 7 .38 $ 7 .08 $ 9 .03 $ 9 .91
Investment
activities
Net investment
income
(1)(2)
0 .14 0 .29 0 .27 0 .24 0 .19 0 .19
Net realized and
unrealized gain/
loss ( 0 .19 ) 0 .44 ( 0 .60 ) 0 .29 ( 1 .95 ) ( 0 .83 )
Total from
investment
activities ( 0 .05 ) 0 .73 ( 0 .33 ) 0 .53 ( 1 .76 ) ( 0 .64 )
Distributions
Net investment
income ( 0 .14 ) ( 0 .16 ) — ( 0 .04 ) ( 0 .10 ) ( 0 .19 )
Net realized gain — — — — — ( 0 .05 )
Tax return of
capital — ( 0 .13 ) ( 0 .26 ) ( 0 .19 ) ( 0 .09 ) —
Total distributions ( 0 .14 ) ( 0 .29 ) ( 0 .26 ) ( 0 .23 ) ( 0 .19 ) ( 0 .24 )
NET ASSET
VALUE
End of period $ 7 .04 $ 7 .23 $ 6 .79 $ 7 .38 $ 7 .08 $ 9 .03

T. ROWE PRICE International Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .71 ) % 10 .85% ( 4 .48 ) % 7 .66% ( 19 .65 ) % ( 6 .54 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .54%
(4)
0 .55% 0 .53% 0 .56% 0 .54% 0 .52%
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(4)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment
income 3 .93%
(4)
4 .03% 3 .83% 3 .42% 2 .45% 2 .02%
Portfolio turnover
rate 29 .6% 70 .9% 54 .3% 68 .1% 69 .3% 37 .9%
Net assets, end
of period (in
thousands) $153,147 $102,462 $167,018 $277,541 $235,142 $374,142
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.5%
Government Bonds 0.5%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 3,157
Republic of Albania, 5.90%, 6/9/28 (EUR)  1,116,000 1,335
Total Albania (Cost $4,152) 4,492
ARGENTINA 0.1%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $500, 9.335%, 7/8/30 (USD) (2) 500,000 507
Total Argentina (Cost $500) 507
AUSTRALIA 2.0%
Corporate Bonds 0.8%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 465
APA Infrastructure, 2.00%, 7/15/30 (EUR)  700,000 759
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,180
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,694
Brambles USA, 3.625%, 4/2/33 (EUR)  370,000 423
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,620,000 1,920
Toyota Finance Australia, 3.386%, 3/18/30 (EUR)  700,000 804
7,245
Government Bonds 1.2%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  17,343,000 11,984
11,984
Total Australia (Cost $19,152) 19,229
AUSTRIA 0.1%
Government Bonds 0.1%
Republic of Austria, 0.75%, 3/20/51 (1) 2,080,000 1,260
Total Austria (Cost $1,351) 1,260

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 1.9%
Corporate Bonds 0.2%
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 321
Cofinimmo, 0.875%, 12/2/30  500,000 510
KBC Group, VR, 3.375%, 1/15/33 (3) 600,000 680
KBC Group, VR, 3.375%, 11/24/33 (3) 100,000 112
UCB, 4.25%, 3/20/30  400,000 467
2,090
Government Bonds 1.7%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 15,764,000 16,468
16,468
Total Belgium (Cost $17,853) 18,558
BENIN 0.1%
Government Bonds 0.1%
Republic of Benin, 4.95%, 1/22/35 (EUR)  781,000 844
Total Benin (Cost $842) 844
BRAZIL 2.3%
Corporate Bonds 0.3%
FS Luxembourg, 8.625%, 6/25/33 (USD) (4) 400,000 380
Klabin Austria, 5.75%, 4/3/29 (USD)  660,000 671
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(5) 1,380,000 763
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (5)(6) 340,000 187
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 585,000 572
2,573
Government Bonds 2.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  41,180,000 6,938
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  61,264,000 9,533
Republic of Brazil, 4.00%, 4/23/30 (EUR)  1,250,000 1,433
Republic of Brazil, 5.50%, 4/23/36 (EUR)  1,400,000 1,619
19,523
Total Brazil (Cost $22,874) 22,096

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.6%
Government Bonds 0.6%
Republic of Bulgaria, Series 10Y, 3.375%, 7/18/35  3,200,000 3,566
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34  2,050,000 2,333
Total Bulgaria (Cost $6,086) 5,899
CANADA 4.8%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 1,690,000 1,187
1,187
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 3,182
3,182
Government Bonds 4.0%
Government of Canada, 2.75%, 12/1/48  2,640,000 1,589
Government of Canada, 3.50%, 12/1/57  7,780,000 5,203
Government of Canada, 4.00%, 3/1/29  20,127,000 14,607
Government of Canada Real Return Bond, Series CPI,
Inflation-Indexed, 4.00%, 12/1/31  19,858,721 16,277
Province of Ontario, 3.50%, 6/2/43  496,000 314
37,990
Non-U.S. Government Mortgage-Backed Securities 0.4%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 1,846,335 1,304
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 3,295,000 2,341
3,645
Total Canada (Cost $48,355) 46,004
CHILE 1.5%
Corporate Bonds 0.1%
Engie Energia Chile, 6.375%, 4/17/34 (USD)  460,000 480

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Interchile, 4.50%, 6/30/56 (USD)  500,000 422
902
Government Bonds 1.4%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 4,575,000,000 5,097
Bonos de la Tesoreria de la Republica en pesos, Inflation-
Indexed, 1.90%, 9/1/30  6,409,215,710 6,844
Republic of Chile, 3.75%, 1/14/32 (EUR)  1,080,000 1,250
13,191
Total Chile (Cost $14,102) 14,093
CHINA 5.0%
Government Bonds 5.0%
People's Republic of China, 2.625%, 7/3/31 (EUR)  1,220,000 1,383
People's Republic of China, Series INBK, 1.54%, 1/25/31  9,900,000 1,467
People's Republic of China, Series INBK, 1.66%, 12/25/32  10,050,000 1,493
People's Republic of China, Series INBK, 1.75%, 2/25/36  62,930,000 9,293
People's Republic of China, Series INBK, 1.78%, 9/15/32  66,800,000 9,999
People's Republic of China, Series INBK, 1.83%, 8/25/35  60,780,000 9,040
People's Republic of China, Series INBK, 2.15%, 8/25/55  48,700,000 7,017
People's Republic of China, Series INBK, 2.38%, 1/15/56  21,210,000 3,202
People's Republic of China, Series INBK, 2.47%, 7/25/54  1,280,000 197
People's Republic of China, Series INBK, 2.53%, 6/15/74  3,900,000 608
People's Republic of China, Series INBK, 3.53%, 10/18/51  13,700,000 2,519
People's Republic of China, Series INBK, 4.00%, 6/24/69  8,300,000 1,777
Total China (Cost $45,955) 47,995
COLOMBIA 0.8%
Government Bonds 0.8%
Republic of Colombia, 3.75%, 9/19/28 (EUR)  4,109,000 4,671
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,495
Republic of Colombia, Series B, 7.00%, 3/26/31  3,410,000,000 823
Total Colombia (Cost $7,310) 7,989
COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 1,750,000 2,104
Total Costa Rica (Cost $2,037) 2,104

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CÔTE D'IVOIRE 0.9%
Government Bonds 0.9%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 2,000,000 2,306
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 1,400,000 1,608
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  142,000 161
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  915,000 1,078
Republic of Ivory Coast, 6.875%, 4/1/28 (1) 1,832,500,000 3,242
Total Côte d'Ivoire (Cost $8,001) 8,395
CYPRUS 0.2%
Government Bonds 0.2%
Republic of Cyprus, 0.95%, 1/20/32  1,683,000 1,732
Total Cyprus (Cost $1,923) 1,732
CZECH REPUBLIC 1.2%
Corporate Bonds 0.1%
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (3) 500,000 591
591
Government Bonds 1.1%
Czech Republic, Series 125, 1.50%, 4/24/40  247,800,000 7,812
Czech Republic, Series 145, 3.50%, 5/30/35  69,390,000 3,034
10,846
Total Czech Republic (Cost $11,307) 11,437
DENMARK 0.6%
Corporate Bonds 0.6%
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 560,000 612
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 380,000 443
DSV Finance, 3.25%, 11/6/30 (EUR)  700,000 800
Orsted, 4.875%, 1/12/32 (GBP)  1,825,000 2,340
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 429
TDC Net, 5.618%, 2/6/30 (EUR)  645,000 777
Total Denmark (Cost $5,209) 5,401

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.6%
Government Bonds 0.6%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  2,310,000 2,692
Arab Republic of Egypt Treasury Bills, Series 364D, 23.771%,
8/11/26  13,875,000 275
Arab Republic of Egypt Treasury Bills, Series 364D, 24.099%,
8/18/26  3,575,000 71
Arab Republic of Egypt Treasury Bills, Series 364D, 24.101%,
8/25/26  8,325,000 164
Arab Republic of Egypt Treasury Bills, Series 364D, 24.311%,
11/10/26  57,050,000 1,072
Arab Republic of Egypt Treasury Bills, Series 364D, 25.479%,
9/15/26  74,800,000 1,455
Total Egypt (Cost $5,206) 5,729
ESTONIA 0.6%
Government Bonds 0.6%
Republic of Estonia, 3.25%, 1/17/34  5,288,000 6,043
Total Estonia (Cost $5,874) 6,043
FRANCE 3.2%
Corporate Bonds 1.7%
Abertis France, 1.475%, 1/18/31  1,300,000 1,366
Banijay Gaming, 5.125%, 12/10/31 (1) 495,000 574
Banijay Gaming, 5.125%, 12/10/31  240,000 278
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 564
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  1,600,000 1,947
Banque Stellantis France, 4.00%, 1/21/27  400,000 460
BNP Paribas, VR, 3.875%, 1/10/31 (3) 500,000 584
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 1,000,000 1,130
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,641
Engie, 3.875%, 1/6/31  700,000 819
Iliad Holding, 6.875%, 4/15/31  540,000 649
IPD 3, 5.50%, 6/15/31  698,000 778
Opal Bidco, 5.50%, 3/31/32  680,000 799
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,335
Praemia Healthcare, 1.375%, 9/17/30  400,000 416
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  1,100,000 1,024

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SNF Group, 4.50%, 3/15/32  467,000 544
Societe Generale, VR, 4.875%, 11/21/31 (3) 600,000 722
Veolia Environnement, 1.94%, 1/7/30  500,000 548
16,178
Government Bonds 1.5%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 716,000 660
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 9,246,000 10,430
Republic of France, Series OAT, 3.25%, 5/25/55 (1) 3,666,000 3,393
14,483
Total France (Cost $30,417) 30,661
GERMANY 3.5%
Corporate Bonds 1.1%
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 453
E.ON International Finance, 6.375%, 6/7/32 (GBP)  1,800,000 2,532
Fresenius, 1.625%, 10/8/27  415,000 467
Gruenenthal, 4.625%, 11/15/31  100,000 115
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 900,000 956
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 900,000 956
IHO Verwaltungs, 5.625%, 5/15/31, (5.625% Cash or 6.375%
PIK) (1)(7) 100,000 119
IHO Verwaltungs, 5.625%, 5/15/31, (5.625% Cash or 6.375%
PIK) (7) 400,000 475
Knorr-Bremse, 3.25%, 9/21/27  400,000 458
Progroup, 5.375%, 4/15/31  385,000 449
Sartorius Finance, 4.50%, 9/14/32  600,000 715
TUI Cruises, 5.00%, 5/15/30  500,000 579
Volkswagen Bank, 4.375%, 5/3/28  400,000 466
Volkswagen Bank, 4.625%, 5/3/31  700,000 829
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  200,000 227
Wintershall Dea Finance, 4.357%, 10/3/32  750,000 864
ZF Europe Finance, 5.50%, 2/17/32  400,000 452
11,112
Government Bonds 2.4%
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  19,585,096 22,106
Kreditanstalt fuer Wiederaufbau, 4.70%, 6/2/37 (CAD)  924,000 676
22,782
Total Germany (Cost $33,848) 33,894

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GREECE 0.3%
Corporate Bonds 0.3%
Eurobank, VR, 3.25%, 3/12/30 (3) 1,450,000 1,650
United Group, 6.375%, 5/14/33  650,000 759
Total Greece (Cost $2,253) 2,409
HUNGARY 0.3%
Government Bonds 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  1,127,000 1,372
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  1,557,000 1,804
Total Hungary (Cost $2,910) 3,176
ICELAND 0.4%
Government Bonds 0.4%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  1,283,000 1,496
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  2,249,000 2,444
Total Iceland (Cost $4,104) 3,940
INDIA 0.2%
Corporate Bonds 0.1%
Renew Treasury Ifsc, 6.50%, 2/2/31 (USD) (1) 900,000 894
894
Government Bonds 0.1%
Republic of India, 7.26%, 8/22/32  119,200,000 1,303
1,303
Total India (Cost $2,336) 2,197
INDONESIA 2.8%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  1,080,000 1,080
Minejesa Capital, 5.625%, 8/10/37 (USD)  800,000 764
1,844

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.6%
Republic of Indonesia, 2.50%, 10/31/30 (CNH)  5,790,000 852
Republic of Indonesia, 2.65%, 3/4/31 (CNH)  6,560,000 966
Republic of Indonesia, 2.90%, 10/31/35 (CNH)  5,590,000 814
Republic of Indonesia, 3.05%, 3/4/36 (CNH)  6,870,000 1,011
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 7,980
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  440,000 307
Republic of Indonesia, Series FR68, 8.375%, 3/15/34  7,917,000,000 474
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  153,878,000,000 8,315
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  20,302,000,000 1,119
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  14,410,000,000 800
Republic of Indonesia, Series 101, 6.875%, 4/15/29  14,452,000,000 804
Republic of Indonesia, Series 103, 6.75%, 7/15/35  21,240,000,000 1,155
Republic of Indonesia, Series 106, 7.125%, 8/15/40  8,599,000,000 478
25,075
Total Indonesia (Cost $28,504) 26,919
IRELAND 0.2%
Corporate Bonds 0.1%
AIB Group, VR, 3.75%, 3/20/33 (3)(4) 680,000 788
AIB Group, VR, 4.625%, 5/20/35 (3) 307,000 361
1,149
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 195
Republic of Ireland, 2.00%, 2/18/45  687,000 632
827
Total Ireland (Cost $2,445) 1,976
ISRAEL 0.4%
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,444
Total Israel (Cost $3,296) 3,444
ITALY 3.3%
Corporate Bonds 0.5%
Autostrade per l'Italia, 1.625%, 1/25/28  425,000 475

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Gg12, 6.25%, 4/28/33  810,000 946
Itelyum Regeneration, 5.75%, 4/15/30 (1) 350,000 405
Snam, 0.875%, 10/25/26  1,165,000 1,324
UniCredit, VR, 3.20%, 9/22/31 (3) 818,000 924
UniCredit, VR, 3.776%, 4/16/32 (3) 820,000 946
5,020
Government Bonds 2.8%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 4,436,000 5,013
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 1,018,000 1,190
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  1,208,000 985
Italy Buoni Poliennali Del Tesoro, Series 5Y, 2.95%, 7/1/30  9,757,000 11,166
Italy Buoni Poliennali Del Tesoro, Series 7Y, 3.50%,
2/15/31 (1) 1,165,000 1,361
Italy Buoni Poliennali Del Tesoro, Series CPI, Inflation-
Indexed, 1.10%, 8/15/31  6,143,228 7,014
26,729
Total Italy (Cost $32,275) 31,749
JAPAN 12.0%
Corporate Bonds 0.0%
SoftBank Group, 7.00%, 4/22/32 (EUR)  400,000 476
476
Government Bonds 12.0%
Government of Japan, Series 18, 3.10%, 3/20/65  259,900,000 1,364
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  966,977,265 5,989
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  476,378,820 2,919
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  313,066,600 1,900
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  1,788,252,220 10,531
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  862,635,368 5,020
Government of Japan, Series 44, 1.70%, 9/20/44  1,605,700,000 7,473
Government of Japan, Series 74, 1.00%, 3/20/52  431,250,000 1,409
Government of Japan, Series 75, 1.30%, 6/20/52  1,095,500,000 3,888
Government of Japan, Series 76, 1.40%, 9/20/52  398,950,000 1,447

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 83, 2.20%, 6/20/54  494,900,000 2,160
Government of Japan, Series 87, 2.80%, 6/20/55  451,700,000 2,249
Government of Japan, Series 89, 3.40%, 12/20/55  950,850,000 5,336
Government of Japan, Series 183, 1.60%, 12/20/30  749,800,000 4,561
Government of Japan, Series 195, 3.20%, 12/20/45  95,000,000 552
Government of Japan, Series 370, 0.50%, 3/20/33  550,050,000 3,030
Government of Japan, Series 379, 1.50%, 6/20/35  1,301,650,000 7,337
Government of Japan Treasury Bills, Series 1319, 0.78%,
7/21/26  4,190,000,000 25,757
Government of Japan Treasury Bills, Series 1390, 0.915%,
9/28/26  3,480,000,000 21,355
114,277
Total Japan (Cost $133,140) 114,753
JORDAN 0.2%
Government Bonds 0.2%
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  1,242,000 1,299
Kingdom of Jordan, 7.75%, 1/15/28 (USD)  400,000 415
Total Jordan (Cost $1,701) 1,714
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Kaspi.KZ, 6.25%, 3/26/30 (USD)  780,000 790
Tengizchevroil Finance International, 3.25%, 8/15/30
(USD) (4) 1,450,000 1,348
Total Kazakhstan (Cost $2,087) 2,138
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 590,000 563
Total Kuwait (Cost $591) 563
LATVIA 1.6%
Government Bonds 1.6%
Republic of Latvia, 0.375%, 10/7/26  8,433,000 9,589
Republic of Latvia, 3.875%, 5/22/29  4,570,000 5,365
Total Latvia (Cost $14,848) 14,954

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LITHUANIA 0.8%
Government Bonds 0.8%
Republic of Lithuania, 3.50%, 2/13/34  1,565,000 1,795
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 5,945
Total Lithuania (Cost $7,044) 7,740
LUXEMBOURG 0.8%
Corporate Bonds 0.8%
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (1)(7) 110,000 127
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (7) 316,000 366
Albion Financing 1, 5.375%, 5/21/30  538,000 634
Blackstone Property Partners Europe Holdings, 1.625%,
4/20/30  750,000 796
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  1,700,000 1,857
Essendi, 5.625%, 5/15/32  220,000 256
Eurofins Scientific, 3.875%, 2/5/33  816,000 932
GELF Bond Issuer I, 3.625%, 11/27/31  700,000 792
Logicor Financing, 3.25%, 11/13/28  950,000 1,082
SELP Finance, 3.75%, 1/16/32  507,000 580
Total Luxembourg (Cost $7,587) 7,422
MACAO 0.1%
Corporate Bonds 0.1%
Melco Resorts Finance, 6.50%, 9/24/33 (USD) (1)(4) 760,000 747
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 490,000 507
Total Macao (Cost $1,250) 1,254
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 790,000 802
Total Madagascar (Cost $787) 802

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 2.3%
Government Bonds 2.3%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  8,407,000 2,071
Government of Malaysia, Series 0216, 4.736%, 3/15/46  41,106,000 11,088
Government of Malaysia, Series 0225, 3.476%, 7/2/35  7,318,000 1,777
Government of Malaysia, Series 0325, 3.917%, 7/15/55  8,700,000 2,075
Government of Malaysia, Series 0326, 3.987%, 4/23/46  13,500,000 3,341
Government of Malaysia, Series 0419, 3.828%, 7/5/34  5,350,000 1,336
Total Malaysia (Cost $20,970) 21,688
MEXICO 2.1%
Corporate Bonds 0.3%
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 1,025,000 1,006
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 570,000 585
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 435,000 426
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1) 350,000 340
Orbia Advance Corp., 6.80%, 5/13/30 (USD)  780,000 778
3,135
Government Bonds 1.8%
Petroleos Mexicanos, 2.75%, 4/21/27 (EUR)  867,000 984
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  1,021,000 1,186
United Mexican States, Series M, 7.50%, 5/26/33  152,895,000 8,175
United Mexican States, Series M, 8.50%, 5/31/29  32,983,000 1,912
United Mexican States, Series S, Inflation-Indexed, 4.00%,
8/24/34  87,854,979 4,833
17,090
Total Mexico (Cost $18,903) 20,225
MONTENEGRO 0.4%
Government Bonds 0.4%
Government of Montenegro, 4.875%, 4/1/32 (1) 2,020,000 2,345
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 1,482,000 1,570
Total Montenegro (Cost $3,652) 3,915

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 1.1%
Government Bonds 1.1%
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 5,374,000 6,184
Kingdom of Morocco, 3.875%, 4/2/29 (EUR)  972,000 1,118
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 2,820,000 3,278
Total Morocco (Cost $10,121) 10,580
NETHERLANDS 0.4%
Corporate Bonds 0.4%
IMCD, 3.625%, 4/30/30  700,000 801
ING Groep, VR, 0.375%, 9/29/28 (3) 400,000 443
ING Groep, VR, 1.75%, 2/16/31 (3) 700,000 757
Trivium Packaging Finance, 6.625%, 7/15/30  540,000 645
VZ Secured Financing, 5.25%, 1/15/33  600,000 652
Ziggo, 2.875%, 1/15/30  250,000 273
Total Netherlands (Cost $3,603) 3,571
NEW ZEALAND 1.2%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  790,000 912
912
Government Bonds 1.1%
Government of New Zealand, Series 0536, 4.25%, 5/15/36  17,975,000 10,121
10,121
Total New Zealand (Cost $10,970) 11,033
NIGERIA 0.1%
Government Bonds 0.1%
Federal Republic of Nigeria OMO Bill, Series 137D, 20.748%,
9/29/26  480,000,000 330
Federal Republic of Nigeria OMO Bill, Series 140D, 20.939%,
9/8/26  552,000,000 385
Federal Republic of Nigeria OMO Bill, Series 140D, 21.129%,
9/15/26  1,007,000,000 699
Total Nigeria (Cost $1,429) 1,414

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR)  505,000 556
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 610,000 709
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  504,000 586
Total North Macedonia (Cost $1,815) 1,851
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  1,185,000 1,225
Total Norway (Cost $1,134) 1,225
PAKISTAN 0.1%
Corporate Bonds 0.1%
Veon Midco, 6.95%, 6/1/31 (USD) (1) 960,000 961
Total Pakistan (Cost $960) 961
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  908,000 259
Republic of Peru, 5.40%, 8/12/34  3,413,000 976
Total Peru (Cost $1,051) 1,235
POLAND 1.2%
Government Bonds 1.2%
Republic of Poland, 3.625%, 6/15/36 (EUR)  2,060,000 2,359
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  643,000 727
Republic of Poland, Series 7Y, 3.125%, 7/7/32 (EUR)  528,000 601
Republic of Poland, Series 0731, 4.00%, 7/25/31  29,300,000 7,545
Total Poland (Cost $11,250) 11,232
PORTUGAL 0.3%
Corporate Bonds 0.3%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 600,000 679

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EDP Servicios Financieros Espana, 4.375%, 4/4/32  1,610,000 1,924
Total Portugal (Cost $2,611) 2,603
QATAR 0.1%
Corporate Bonds 0.1%
QatarEnergy, 3.125%, 7/12/41 (USD)  500,000 380
QNB Finance, 2.75%, 2/12/27 (USD)  565,000 559
Total Qatar (Cost $943) 939
ROMANIA 1.5%
Government Bonds 1.5%
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 1,427,000 1,647
Republic of Romania, 5.375%, 6/7/33 (EUR)  1,350,000 1,558
Republic of Romania, 5.875%, 7/11/32 (EUR)  2,748,000 3,293
Republic of Romania, Series 10Y, 6.70%, 2/25/32  9,505,000 2,085
Republic of Romania, Series 10Y, 7.20%, 10/30/33  9,345,000 2,101
Republic of Romania, Series 11Y, 6.75%, 4/25/35  9,135,000 2,004
Republic of Romania, Series 15Y, 7.90%, 2/24/38  5,045,000 1,186
Total Romania (Cost $14,148) 13,874
SAUDI ARABIA 0.6%
Corporate Bonds 0.1%
Green Palm Bidco, 5.957%, 6/30/41 (USD) (1)(4) 740,000 749
Ma'aden Sukuk, 5.25%, 1/29/36 (USD) (1) 530,000 523
1,272
Government Bonds 0.5%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 3,850,000 4,344
4,344
Total Saudi Arabia (Cost $5,293) 5,616
SERBIA 2.1%
Corporate Bonds 0.1%
Telecommunications Telekom Srbija AD Belgrade, 6.75%,
5/18/33 (EUR) (1)(4) 1,152,000 1,352
1,352

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.0%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 5,283
Republic of Serbia, 1.50%, 6/26/29 (EUR)  2,678,000 2,851
Republic of Serbia, 4.25%, 5/6/31 (EUR) (1) 5,300,000 6,071
Republic of Serbia, Series 5Y, 4.50%, 7/30/30  480,710,000 4,596
18,801
Total Serbia (Cost $20,686) 20,153
SINGAPORE 2.8%
Government Bonds 2.8%
Republic of Singapore, 2.25%, 8/1/36  18,320,000 14,429
Republic of Singapore, 2.50%, 4/1/30  2,800,000 2,229
Republic of Singapore, 2.875%, 7/1/29  11,585,000 9,272
Republic of Singapore, 2.875%, 9/1/30  1,380,000 1,118
Total Singapore (Cost $27,091) 27,048
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  1,625,000 1,635
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 998
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 964
Total Slovenia (Cost $3,621) 3,597
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 1,090
Total South Africa (Cost $986) 1,090
SOUTH KOREA 2.3%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 465,000 465
465
Government Bonds 2.2%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  1,720,000 1,948

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Korea, Series 3103, 3.375%, 3/10/31  30,274,390,000 19,093
21,041
Total South Korea (Cost $21,556) 21,506
SPAIN 2.6%
Corporate Bonds 0.7%
Banco Bilbao Vizcaya Argentaria, VR, 4.375%, 8/29/36 (3) 900,000 1,052
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 400,000 477
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 1,100,000 1,233
Banco de Sabadell, VR, 5.00% (3)(8) 400,000 461
CaixaBank, 3.75%, 9/7/29  600,000 699
CaixaBank, VR, 6.25%, 2/23/33 (3) 400,000 475
Cellnex Telecom, 1.75%, 10/23/30  1,700,000 1,818
Cirsa Finance International, 4.875%, 10/15/31 (1) 100,000 116
Cirsa Finance International, 4.875%, 10/15/31  450,000 523
6,854
Government Bonds 1.9%
Kingdom of Spain, 1.90%, 10/31/52 (1) 11,755,000 8,923
Kingdom of Spain, 3.15%, 4/30/35 (1) 1,602,000 1,822
Kingdom of Spain, Inflation-Indexed, 0.70%, 11/30/33 (1) 6,355,309 7,041
17,786
Total Spain (Cost $24,522) 24,640
SUPRANATIONAL 0.3%
Corporate Bonds 0.1%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  119,100,000 1,225
1,225
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  60,000,000 628
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  96,000,000 1,014
1,642
Total Supranational (Cost $3,255) 2,867

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SWEDEN 0.3%
Corporate Bonds 0.1%
Autoliv, 4.25%, 3/15/28 (EUR)  375,000 435
Verisure Holding, 4.125%, 1/2/32 (EUR) (1) 200,000 230
665
Government Bonds 0.2%
Kingdom of Sweden, Series 1067, 2.50%, 10/15/36  25,010,000 2,544
2,544
Total Sweden (Cost $3,261) 3,209
SWITZERLAND 0.2%
Corporate Bonds 0.2%
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 515,000 573
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 1,200,000 1,471
Total Switzerland (Cost $1,819) 2,044
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 925,000 949
Total Tanzania (Cost $922) 949
THAILAND 0.2%
Corporate Bonds 0.2%
Advanced Info Service, 4.26%, 3/4/31 (USD)  550,000 537
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 700,000 667
GC Treasury Center, VR, 6.50% (USD) (1)(3)(8) 370,000 367
Total Thailand (Cost $1,642) 1,571
TÜRKIYE 0.4%
Corporate Bonds 0.2%
Turkiye Is Bankasi, Series 182, Zero Coupon, 8/24/26  110,075,000 2,215
2,215

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.2%
Republic of Türkiye, 5.15%, 3/10/34 (EUR)  1,760,000 2,006
2,006
Total Türkiye (Cost $4,469) 4,221
UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (3) 1,100,000 1,097
DP World, 5.25%, 12/24/29 (USD)  2,100,000 2,091
Total United Arab Emirates (Cost $3,217) 3,188
UNITED KINGDOM 6.0%
Corporate Bonds 2.3%
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  700,000 801
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 820,000 888
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 425,000 480
Barclays, VR, 5.262%, 1/29/34 (EUR) (3) 460,000 570
Barclays, VR, 6.369%, 1/31/31 (3) 790,000 1,088
Biffa Group Holdings, 5.25%, 6/15/31 (EUR)  226,000 259
Deuce Finco, 7.00%, 11/20/31  262,000 355
DS Smith, 4.50%, 7/27/30 (EUR)  401,000 474
Heathrow Funding, 1.875%, 7/12/32 (EUR) (4) 774,000 804
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,713
HSBC Holdings, VR, 3.755%, 5/20/29 (EUR) (3) 830,000 959
Jerrold Finco, 7.50%, 6/15/31  145,000 195
Miller Homes Group Finco, 7.00%, 5/15/29 (4) 420,000 553
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 450
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 850,000 920
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 850,000 950
Next Group, 3.625%, 5/18/28  1,787,000 2,322
Next Group, 4.375%, 10/2/26  540,000 716
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 1,050,000 1,134
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 530,000 678
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 800,000 919
Segro, 2.375%, 10/11/29  765,000 944
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,193
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,168

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,196
21,729
Government Bonds 3.7%
United Kingdom Gilt, 1.25%, 10/22/41  9,938,000 7,759
United Kingdom Gilt, 3.25%, 1/22/44  4,868,000 4,929
United Kingdom Gilt, 3.75%, 3/7/27  6,727,000 8,905
United Kingdom Gilt, 4.125%, 3/7/33  7,875,000 10,235
United Kingdom Gilt, 4.375%, 3/7/30  1,500,000 1,999
United Kingdom Gilt, 4.375%, 7/31/54  1,598,000 1,782
35,609
Total United Kingdom (Cost $57,211) 57,338
UNITED STATES 5.7%
Corporate Bonds 5.5%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 459
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,127
Alphabet, 3.125%, 11/6/34 (EUR)  1,545,000 1,720
Amazon.com, 3.70%, 3/16/35 (EUR)  915,000 1,053
Amazon.com, 4.05%, 3/16/39 (EUR)  1,181,000 1,361
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 1,041
Aramark International Finance, 4.375%, 4/15/33 (EUR)  303,000 342
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,178
Baker Hughes Holdings, 3.226%, 3/11/30 (EUR)  235,000 269
Baker Hughes Holdings, 3.812%, 3/11/34 (EUR)  270,000 311
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 410,000 464
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 671
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 367
Belden, 4.25%, 2/1/33 (EUR) (1) 640,000 716
Bond U.S. Bidco 1, 6.50%, 6/15/33 (EUR) (1) 205,000 236
California Buyer, 5.625%, 2/15/32 (EUR)  470,000 545
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,289
Citigroup, VR, 4.296%, 7/23/36 (EUR) (3) 1,198,000 1,385
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 1,137
Comcast, 0.75%, 2/20/32 (EUR)  800,000 788
CoreWeave, 8.50%, 7/15/32 (EUR) (1) 930,000 1,048
CRH SMW Finance, 4.00%, 7/11/31 (EUR)  700,000 824
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  1,245,000 1,410
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 106
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,180
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 2,066

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ford Motor Credit, 4.445%, 2/14/30 (EUR)  1,400,000 1,629
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  375,000 436
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,375
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 545,000 704
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 864
IQVIA, 4.625%, 6/15/33 (EUR) (1) 305,000 353
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,481
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 415,000 469
JPMorgan Chase, VR, 4.457%, 11/13/31 (EUR) (3) 650,000 775
Maple Parent Holdings, 4.224%, 3/26/32 (EUR)  817,000 945
Maple Parent Holdings, 4.728%, 3/26/35 (EUR)  811,000 950
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 597
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  650,000 868
MKS, 4.25%, 2/15/34 (EUR) (1) 295,000 333
MKS, 4.25%, 2/15/34 (EUR)  250,000 282
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 406
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 400,000 497
Morgan Stanley, VR, 5.432%, 9/10/32 (GBP) (3) 355,000 475
Netflix, 3.625%, 5/15/27 (EUR)  390,000 449
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,141
NextEra Energy Capital Holdings, VR, 3.996%, 5/15/56
(EUR) (3) 900,000 1,014
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56
(EUR) (3) 990,000 1,115
OAK-Eagle Acquireco, 6.25%, 7/1/33 (EUR) (1) 400,000 478
OAK-Eagle Acquireco, 6.25%, 7/1/33 (EUR)  630,000 753
Perrigo Finance Unlimited, 5.375%, 9/30/32 (EUR)  293,000 329
Prologis, 2.25%, 6/30/29 (GBP)  700,000 870
Shift4 Payments, 5.50%, 5/15/33 (EUR)  462,000 515
Sword Purchaser, 7.25%, 4/15/33 (EUR) (1) 1,085,000 1,300
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  226,000 263
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 969
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 170
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 615
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 1,175,000 1,375
UGI International, 5.00%, 6/1/31 (EUR) (1) 120,000 140
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 473
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  995,000 1,129
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 821
Viatris, 4.25%, 6/17/33 (EUR)  205,000 237
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 475
52,163

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,196,992 2,290
2,290
Total United States (Cost $53,879) 54,453
UZBEKISTAN 0.3%
Corporate Bonds 0.1%
JSCB Agrobank, 9.25%, 10/2/29 (USD)  540,000 585
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  254,000 274
859
Government Bonds 0.2%
Republic of Uzbekistan, 5.375%, 5/29/27 (EUR)  1,325,000 1,536
1,536
Total Uzbekistan (Cost $2,378) 2,395
SHORT-TERM INVESTMENTS 7.4%
Commercial Paper 1.0%
4(2)  0.6%(10)
Nutrien, 3.978%, 7/15/26  1,728,000 1,725
Rogers Communications, 4.278%, 7/23/26  4,130,000 4,120
5,845
Non 4(2)  0.4%
Videotron, 4.408%, 7/8/26  3,268,000 3,265
3,265
9,110
Money Market Funds 6.4%
T. Rowe Price Government Reserve Fund, 3.69% (11)(12) 61,206,491 61,206
61,206
Total Short-Term Investments (Cost $70,316) 70,316

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.66% (11)(12) 3,996,186 3,996
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,996
Total Securities Lending Collateral (Cost $3,996) 3,996
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
OTC Options Purchased 0.7%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
10 Year Interest
Rate Swap,
6/28/38 Pay
Fixed 3.04%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/26/28 @ 3.04%*
(EUR) (6) 2 32,850 1,109
Barclays Bank
10 Year Interest
Rate Swap,
6/28/38 Receive
Fixed 3.04%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/26/28 @ 3.04%*
(EUR) (6) 2 32,850 1,077

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap,
6/28/58 Pay
Fixed 3.08%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/26/28 @ 3.08%*
(EUR) (6) 1 5,225 386
Barclays Bank
30 Year Interest
Rate Swap,
6/28/58 Receive
Fixed 3.08%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/26/28 @ 3.08%*
(EUR) (6) 1 5,225 367
Citibank
10 Year Interest
Rate Swap, 2/9/38
Pay Fixed 3.15%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (6) 1 19,000 474
Citibank
10 Year Interest
Rate Swap,
2/9/38 Receive
Fixed 3.15%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (6) 1 19,000 711

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap, 7/3/38
Pay Fixed 3.05%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/29/28 @ 3.05%*
(EUR) (6) 1 10,950 368
Citibank
10 Year Interest
Rate Swap,
7/3/38 Receive
Fixed 3.05%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/29/28 @ 3.05%*
(EUR) (6) 1 10,950 363
Citibank
30 Year Interest
Rate Swap, 7/3/58
Pay Fixed 3.10%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/29/28 @ 3.10%*
(EUR) (6) 1 15,675 1,129
Citibank
30 Year Interest
Rate Swap,
7/3/58 Receive
Fixed 3.10%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/29/28 @ 3.10%*
(EUR) (6) 1 15,675 1,135

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default
Swap, Protection
Bought
(Relevant Credit:
Markit iTraxx
Crossover-S45,
5 Year Index,
6/20/31), Pay
5.00% Quarterly,
Receive upon
credit default,
8/19/26 @
28.75%*
(EUR) (6) 1 41,500 108
Total Options Purchased (Cost $7,403) 7,227
Total Investments in Securities
98.9% of Net Assets
(Cost $960,595) $ 945,282
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $130,680 and represents 13.7% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $507 and represents 0.1% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4 . All or a portion of this security is on loan at June 30, 2026.

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(6) Non-income producing
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $5,845 and represents 0.6% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit iTraxx
Crossover-S45, 5 Year
Index, 6/20/31), Receive
5.00% Quarterly, Pay upon
credit default, 8/19/26 @
23.75%* (EUR) 1 41,500 (104)
Total Options Written (Premiums $(63)) $ (104)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 45 (30) 75
Total Greece (30) 75
Total Bilateral Credit Default Swaps, Protection
Sold (30) 75
Total Bilateral Swaps (30) 75
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.0)%
Foreign/Europe (0.0)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S45, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/31 2,500 (317) (239) (78)
Total Foreign/Europe (78)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (78)
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/31 13,137 80 (195) 275
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/31 11,640 301 192 109
Total Foreign/Europe 384

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 4,251 50 19 31
Total Vietnam 31
Total Centrally Cleared Credit Default Swaps,
Protection Sold 415
Interest Rate Swaps (0.2)%
Chile (0.1)%
2 Year Interest Rate Swap, Pay Fixed
4.651% Semi-Annually, Receive Variable
4.487% (ICP) Semi-Annually, 3/16/28 2,100,000 (9) — (9)
2 Year Interest Rate Swap, Pay Fixed
4.871% Semi-Annually, Receive Variable
4.529% (ICP) Semi-Annually, 3/18/28 2,100,000 (19) — (19)
5 Year Interest Rate Swap, Pay Fixed
4.945% Semi-Annually, Receive Variable
4.487% (ICP) Semi-Annually, 3/16/31 2,000,000 (25) — (25)
5 Year Interest Rate Swap, Pay Fixed
5.011% Semi-Annually, Receive Variable
4.518% (ICP) Semi-Annually, 4/28/31 2,697,025 (40) — (40)
5 Year Interest Rate Swap, Pay Fixed
5.021% Semi-Annually, Receive Variable
4.518% (ICP) Semi-Annually, 4/28/31 2,762,975 (43) — (43)
5 Year Interest Rate Swap, Pay Fixed
5.036% Semi-Annually, Receive Variable
4.409% (ICP) Semi-Annually, 5/18/31 2,400,000 (38) — (38)
5 Year Interest Rate Swap, Pay Fixed
5.111% Semi-Annually, Receive Variable
4.511% (ICP) Semi-Annually, 5/20/31 1,200,000 (24) — (24)
5 Year Interest Rate Swap, Pay Fixed
5.170% Semi-Annually, Receive Variable
4.529% (ICP) Semi-Annually, 3/18/31 2,000,000 (47) — (47)
5 Year Interest Rate Swap, Pay Fixed
5.241% Semi-Annually, Receive Variable
4.398% (ICP) Semi-Annually, 5/21/31 2,400,000 (62) — (62)
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
4.464% (ICP) Semi-Annually, 4/11/35 3,715,187 (33) — (33)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
4.519% (ICP) Semi-Annually, 4/24/35 1,623,000 (27) — (27)
Total Chile (367)
China 0.0%
4 Year Interest Rate Swap, Receive
Fixed 1.552% Quarterly, Pay Variable
1.414% (7 Day Interbank Repo)
Quarterly, 4/10/30 8,400 6 — 6
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.550% (7 Day Interbank Repo)
Quarterly, 4/11/30 23,370 (6) — (6)
5 Year Interest Rate Swap, Receive
Fixed 1.575% Quarterly, Pay Variable
1.550% (7 Day Interbank Repo)
Quarterly, 10/23/30 34,901 29 — 29
5 Year Interest Rate Swap, Receive
Fixed 1.581% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 10/24/30 24,099 21 — 21
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.550% (7 Day Interbank Repo)
Quarterly, 9/20/29 20,545 22 — 22
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 3/12/30 114,000 160 — 160
Total China 232
Czech Republic 0.0%
10 Year Interest Rate Swap, Pay Fixed
3.995% Annually, Receive Variable
3.460% (6M CZK PRIBOR) Semi-
Annually, 3/4/36 154,711 110 — 110
Total Czech Republic 110
Foreign/Europe (0.0)%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.617% (6M EURIBOR) Semi-Annually,
12/13/39 3,250 308 — 308

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.617% (6M EURIBOR) Semi-Annually,
12/13/39 1,625 151 — 151
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.639% (6M EURIBOR) Semi-Annually,
12/16/39 1,175 104 — 104
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.147% (6M EURIBOR) Semi-Annually,
2/18/30 26,600 (413) — (413)
10 Year Interest Rate Swap, Pay Fixed
2.879% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
2/9/36 5,513 (7) — (7)
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.309% (6M EURIBOR) Semi-Annually,
9/20/44 3,950 (356) — (356)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.159% (6M EURIBOR) Semi-Annually,
8/19/44 5,945 (487) — (487)
Total Foreign/Europe (700)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.638% (JPY TONA) Annually, 8/10/28 610,068 87 — 87
5 Year Interest Rate Swap, Receive
Fixed 1.612% Annually, Pay Variable
0.751% (JPY TONA) Annually, 1/23/31 660,000 (29) — (29)
Total Japan 58
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
6.490% (MXIBTIIE) 28 Days, 1/24/35 63,175 (236) — (236)
Total Mexico (236)
Poland (0.1)%
5 Year Interest Rate Swap, Pay Fixed
4.091% Annually, Receive Variable
3.690% (6M PLN WIBOR) Semi-
Annually, 3/9/31 7,615 (15) — (15)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.158% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/18/30 17,241 (143) — (143)
5 Year Interest Rate Swap, Pay Fixed
4.165% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/18/30 17,241 (144) — (144)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 18,930 (57) — (57)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 4,792 (16) — (16)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 14,377 (56) — (56)
7 Year Interest Rate Swap, Pay Fixed
4.110% Annually, Receive Variable
3.930% (6M PLN WIBOR) Semi-
Annually, 12/17/32 20,448 (131) — (131)
7 Year Interest Rate Swap, Pay Fixed
4.248% Annually, Receive Variable
3.690% (6M PLN WIBOR) Semi-
Annually, 3/9/33 1,830 (7) — (7)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
3.890% (6M PLN WIBOR) Semi-
Annually, 9/29/32 28,730 (299) — (299)
Total Poland (868)
United Kingdom 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.269% Annually, Pay Variable
3.748% (GBP SONIA) Annually, 3/23/28 37,562 268 — 268
Total United Kingdom 268
Total Centrally Cleared Interest Rate Swaps (1,503)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 5,450 97 — 97
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 4,000 59 — 59
Total Foreign/Europe 156
Total Centrally Cleared Zero-Coupon Inflation
Swaps 156
Total Centrally Cleared Swaps (1,010)
Net payments (receipts) of variation margin to date 902
Variation margin receivable (payable) on centrally cleared swaps $ (108)
*
Credit ratings as of June 30, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/10/26 KRW 16,957,664 USD 11,249 $ (297)
Bank of America 7/16/26 USD 3,022 ILS 9,031 (15)
Bank of America 7/17/26 MXN 66,286 USD 3,784 1
Bank of America 7/17/26 RON 28,482 USD 6,500 (294)
Bank of America 7/17/26 USD 13,960 MXN 244,821 (19)
Bank of America 7/17/26 USD 6,858 RON 29,989 324
Bank of America 7/24/26 NOK 13,867 USD 1,481 (81)
Bank of America 7/24/26 NZD 1,435 USD 846 (31)
Bank of America 8/14/26 USD 3,850 PLN 13,842 171
Bank of America 8/31/26 USD 20,449 SEK 188,533 939
Bank of America 9/11/26 USD 7,732 MYR 30,689 200
Bank of America 9/18/26 CNH 372,558 USD 55,385 (212)
Bank of America 9/24/26 USD 1,410 ILS 4,208 (7)
Bank of America 10/16/26 USD 5,563 SGD 7,115 21
Barclays Bank 7/16/26 TRY 48,535 USD 999 27
Barclays Bank 7/16/26 USD 1,007 TRY 48,535 (20)
Barclays Bank 7/17/26 USD 14,240 ZAR 237,906 (263)
Barclays Bank 8/7/26 USD 2,108 CLP 1,897,243 48
Barclays Bank 8/21/26 GBP 784 USD 1,039 1
Barclays Bank 8/24/26 USD 2,195 TRY 110,358 (70)
BNP Paribas 7/10/26 USD 4,153 IDR 70,649,373 207
BNP Paribas 7/10/26 USD 2,172 PEN 7,389 11
BNP Paribas 7/17/26 CZK 9,230 USD 445 (10)
BNP Paribas 7/17/26 USD 839 RON 3,663 41
BNP Paribas 7/24/26 CAD 2,013 USD 1,475 (54)
BNP Paribas 7/24/26 JPY 3,575,519 USD 22,653 (620)
BNP Paribas 8/7/26 USD 1,161 CLP 1,032,886 40
BNP Paribas 8/21/26 EUR 3,318 USD 3,884 (85)
BNP Paribas 9/11/26 THB 65,003 USD 2,004 (36)
Citibank 7/10/26 IDR 62,328,364 USD 3,476 5
Citibank 7/10/26 NGN 1,636,599 USD 1,166 13
Citibank 7/10/26 NGN 1,387,000 USD 1,012 (13)
Citibank 7/10/26 USD 6,264 IDR 106,551,843 313
Citibank 7/15/26 EGP 129,799 USD 2,408 213
Citibank 7/16/26 ILS 9,031 USD 2,953 83
Citibank 7/24/26 USD 16,516 CHF 12,793 640
Citibank 8/7/26 USD 1,998 INR 193,994 (46)
Citibank 8/12/26 EGP 78,842 USD 1,429 143
Citibank 8/31/26 SEK 16,326 USD 1,687 3
Citibank 10/9/26 USD 3,452 IDR 62,328,364 (1)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 7/17/26 USD 4,765 MXN 83,085 $ 21
Deutsche Bank 7/24/26 AUD 949 USD 657 —
Deutsche Bank 7/24/26 CHF 7,428 USD 9,555 (337)
Deutsche Bank 7/24/26 JPY 465,158 USD 2,945 (78)
Deutsche Bank 8/7/26 CLP 709,907 USD 790 (20)
Deutsche Bank 8/14/26 PLN 2,109 USD 560 1
Deutsche Bank 8/21/26 EUR 1,995 USD 2,277 8
Deutsche Bank 8/21/26 USD 14,569 GBP 10,823 213
Deutsche Bank 8/31/26 USD 961 SEK 9,053 25
Goldman Sachs 7/10/26 INR 208,725 USD 2,203 1
Goldman Sachs 7/10/26 KRW 9,660,824 USD 6,308 (69)
Goldman Sachs 7/10/26 USD 1,878 IDR 31,939,875 94
Goldman Sachs 7/17/26 HUF 772,248 USD 2,477 2
Goldman Sachs 7/17/26 HUF 1,533,631 USD 4,964 (42)
Goldman Sachs 7/17/26 USD 11,848 CZK 246,461 244
Goldman Sachs 7/17/26 USD 2,845 MXN 49,719 6
Goldman Sachs 7/24/26 NZD 717 USD 424 (16)
Goldman Sachs 7/24/26 USD 4,528 NOK 44,313 52
Goldman Sachs 8/7/26 INR 247,455 USD 2,606 1
Goldman Sachs 8/31/26 SEK 218,600 USD 22,523 99
Goldman Sachs 9/2/26 BRL 11,478 USD 2,170 20
Goldman Sachs 9/2/26 USD 685 BRL 3,527 12
Goldman Sachs 9/11/26 THB 63,995 USD 1,968 (30)
Goldman Sachs 9/18/26 CNH 206,848 USD 30,714 (82)
Goldman Sachs 10/16/26 USD 6,273 SGD 7,992 48
HSBC Bank 7/10/26 USD 4,948 IDR 86,511,147 116
HSBC Bank 7/24/26 JPY 158,417 USD 983 (7)
HSBC Bank 7/24/26 USD 5,126 AUD 7,339 47
HSBC Bank 7/24/26 USD 9,587 JPY 1,547,083 53
HSBC Bank 8/7/26 CLP 1,416,265 USD 1,570 (33)
HSBC Bank 8/14/26 USD 7,787 PLN 28,374 245
HSBC Bank 8/21/26 EUR 41,769 USD 48,815 (986)
HSBC Bank 9/11/26 THB 70,987 USD 2,178 (29)
HSBC Bank 9/11/26 USD 3,988 MYR 15,768 118
HSBC Bank 9/11/26 USD 4,400 THB 146,561 (38)
HSBC Bank 9/18/26 CNH 5,141 USD 761 —
HSBC Bank 9/18/26 USD 573 CNH 3,874 —
JPMorgan Chase 7/10/26 IDR 14,934,125 USD 829 5
JPMorgan Chase 7/10/26 IDR 18,772,671 USD 1,099 (50)
JPMorgan Chase 7/10/26 USD 2,647 IDR 45,303,218 117

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 7/17/26 CZK 5,043 USD 242 $ (5)
JPMorgan Chase 7/17/26 DKK 22,213 USD 3,520 (121)
JPMorgan Chase 7/17/26 MXN 7,215 USD 413 (1)
JPMorgan Chase 7/17/26 USD 57 RON 256 1
JPMorgan Chase 7/24/26 AUD 2,512 USD 1,808 (69)
JPMorgan Chase 7/24/26 JPY 52,334 USD 325 (3)
JPMorgan Chase 7/24/26 NZD 382 USD 224 (7)
JPMorgan Chase 7/24/26 USD 1,025 JPY 159,558 42
JPMorgan Chase 8/21/26 EUR 3,101 USD 3,612 (61)
JPMorgan Chase 8/21/26 USD 9,204 EUR 7,917 139
JPMorgan Chase 8/21/26 USD 9,502 EUR 8,326 (32)
JPMorgan Chase 8/21/26 USD 920 GBP 687 9
JPMorgan Chase 9/18/26 CNH 182,970 USD 27,145 (49)
Morgan Stanley 7/24/26 AUD 9,585 USD 6,830 (196)
Morgan Stanley 7/24/26 NZD 732 USD 435 (19)
Morgan Stanley 9/2/26 USD 595 BRL 3,077 8
RBC Dominion
Securities 7/10/26 USD 3,171 IDR 53,756,276 168
RBC Dominion
Securities 7/24/26 USD 10,138 CAD 13,951 290
RBC Dominion
Securities 8/7/26 CLP 713,457 USD 790 (16)
RBC Dominion
Securities 8/21/26 EUR 3,101 USD 3,547 3
RBC Dominion
Securities 9/11/26 USD 1,593 COP 5,781,309 (70)
RBC Dominion
Securities 10/16/26 USD 5,959 SGD 7,584 52
Societe Generale 7/10/26 IDR 56,676,524 USD 3,291 (125)
Societe Generale 7/17/26 USD 542 MXN 9,470 1
Societe Generale 8/21/26 USD 3,042 EUR 2,657 —
Standard Chartered 7/10/26 IDR 62,316,844 USD 3,492 (12)
Standard Chartered 7/10/26 USD 1,139 IDR 19,549,100 47
Standard Chartered 7/10/26 USD 975 KRW 1,480,588 18
Standard Chartered 7/10/26 USD 2,322 PEN 8,004 (19)
Standard Chartered 7/17/26 CZK 56,759 USD 2,717 (44)
Standard Chartered 8/21/26 USD 8,764 EUR 7,569 97
Standard Chartered 9/2/26 BRL 11,607 USD 2,221 (7)
Standard Chartered 9/11/26 USD 3,682 MYR 14,555 109
Standard Chartered 10/9/26 USD 3,469 IDR 62,316,844 17

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 7/10/26 KRW 709,491 USD 481 $ (23)
State Street 7/24/26 AUD 21,220 USD 15,203 (518)
State Street 7/24/26 USD 1,779 CAD 2,524 (3)
State Street 8/21/26 GBP 562 USD 750 (4)
State Street 10/16/26 USD 5,805 SGD 7,405 37
Toronto-Dominion Bank 7/24/26 CAD 16,610 USD 12,188 (464)
Toronto-Dominion Bank 7/24/26 USD 9,271 CAD 12,893 170
Toronto-Dominion Bank 8/7/26 USD 2,105 CLP 1,901,204 41
Toronto-Dominion Bank 8/21/26 EUR 6,581 USD 7,716 (180)
Toronto-Dominion Bank 8/21/26 USD 5,317 EUR 4,647 (4)
Toronto-Dominion Bank 9/2/26 BRL 4,865 USD 928 —
UBS Investment Bank 7/10/26 IDR 33,031,201 USD 1,812 33
UBS Investment Bank 7/10/26 USD 932 INR 87,873 4
UBS Investment Bank 7/10/26 USD 1,275 INR 120,852 (1)
UBS Investment Bank 7/17/26 HUF 389,003 USD 1,254 (6)
UBS Investment Bank 7/24/26 NZD 721 USD 422 (12)
UBS Investment Bank 8/7/26 USD 2,297 CLP 2,082,233 37
UBS Investment Bank 8/21/26 GBP 4,510 USD 6,046 (63)
Wells Fargo 7/10/26 PEN 15,393 USD 4,399 103
Wells Fargo 7/24/26 USD 1,884 JPY 305,855 (1)
Wells Fargo 8/7/26 USD 1,758 CLP 1,597,177 24
Wells Fargo 9/2/26 USD 11,699 BRL 60,305 195
Wells Fargo 9/11/26 COP 17,434,730 USD 4,848 166
Wells Fargo 9/11/26 USD 1,540 COP 5,781,309 (123)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 554

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 426 Commonwealth of Australia ten year
bond contracts 9/26 32,390 $ 365
Long, 53 Commonwealth of Australia three year
bond contracts 9/26 3,838 18
Short, 493 Euro BOBL contracts 9/26 (64,994) (382)
Short, 35 Euro BTP contracts 9/26 (4,773) (51)
Short, 22 Euro BUND contracts 9/26 (3,201) (42)
Long, 69 Euro BUXL thirty year bond contracts 9/26 8,769 235
Long, 41 Euro OAT contracts 9/26 5,621 44
Long, 108 Euro SCHATZ contracts 9/26 13,076 29
Short, 9 Government of Canada ten year bond
contracts 9/26 (769) (7)
Short, 11 Government of Japan ten year bond
contracts 9/26 (8,644) (30)
Long, 298 Republic of South Korea ten year bond
contracts 9/26 20,631 222
Long, 385 Republic of South Korea three year
bond contracts 9/26 25,667 121
Long, 186 U.K. Gilt ten year contracts 9/26 22,010 382
Short, 89 U.S. Treasury Notes five year contracts 9/26 (9,527) (33)
Short, 93 Ultra U.S. Treasury Notes ten year
contracts 9/26 (10,460) (135)
Net payments (receipts) of variation margin to date (622)
Variation margin receivable (payable) on open futures contracts $ 114

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 776
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 776+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 106,335  ¤  ¤ $ 61,206
T. Rowe Price Treasury
Reserve Fund, 3.66% 4,018  ¤  ¤ 3,996
Total $ 65,202^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $776 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $65,202.

T. ROWE PRICE International Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $960,595) $ 945,282
Receivable for investment securities sold 24,228
Interest receivable 9,171
Unrealized gain on forward currency exchange contracts 6,803
Cash deposits on centrally cleared swaps 6,185
Cash deposits on futures contracts 3,342
Restricted cash pledged for bilateral derivatives 1,710
Receivable for shares sold 525
Foreign currency (cost $465) 466
Cash 451
Variation margin receivable on futures contracts 114
Unrealized gain on bilateral swaps 75
Due from affiliates 27
Other assets 69
Total assets 998,448
Liabilities
Payable for investment securities purchased 31,395
Unrealized loss on forward currency exchange contracts 6,249
Obligation to return securities lending collateral 3,996
Payable for shares redeemed 403
Investment management fees payable 379
Variation margin payable on centrally cleared swaps 108
Options written (premiums $63) 104
Bilateral swap premiums received 30
Payable to directors 1
Other liabilities 350
Total liabilities 43,015
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 955,433

T. ROWE PRICE International Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (126,925)
Paid-in capital applicable to 135,548,583 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 1,082,358
NET ASSETS $ 955,433
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $170,045; Shares outstanding: 24,163,421) $ 7.04
Advisor Class
(Net assets: $1,280; Shares outstanding: 184,905) $ 6.92
I Class
(Net assets: $630,961; Shares outstanding: 89,434,999) $ 7.05
Z Class
(Net assets: $153,147; Shares outstanding: 21,765,258) $ 7.04

T. ROWE PRICE International Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $94) $ 16,990
Dividend 776
Securities lending 10
Total income 17,776
Expenses
Investment management 2,208
Shareholder servicing
Investor Class $ 337
Advisor Class 5
I Class 34 376
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 10
Advisor Class 1
I Class 7 18
Custody and accounting 169
Registration 48
Legal and audit 22
Directors 1
Miscellaneous 15
Waived / paid by Price Associates (631)
Total expenses 2,228
Net investment income 15,548

T. ROWE PRICE International Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $31) (1,167)
Futures (388)
Swaps 824
Options written 264
Forward currency exchange contracts (3,561)
Foreign currency transactions (337)
Net realized loss (4,365)
Change in net unrealized gain / loss
Securities (24,192)
Futures 19
Swaps 190
Options written (41)
Forward currency exchange contracts 3,326
Other assets and liabilities denominated in foreign currencies (516)
Change in net unrealized gain / loss (21,214)
Net realized and unrealized gain / loss (25,579)
DECREASE IN NET ASSETS FROM OPERATIONS $ (10,031)

T. ROWE PRICE International Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,548 $ 28,853
Net realized loss (4,365) (17,914)
Change in net unrealized gain / loss (21,214) 68,280
Increase (decrease) in net assets from
operations (10,031) 79,219
Distributions to shareholders
Net earnings
Investor Class (2,924) (3,486)
Advisor Class (20) (24)
I Class (10,448) (10,091)
Z Class (2,547) (1,792)
Tax return of capital – –
Investor Class – (3,090)
Advisor Class – (21)
I Class – (8,741)
Z Class – (1,525)
Decrease in net assets from distributions (15,939) (28,770)
Capital share transactions
*
Shares sold
Investor Class 8,534 52,294
Advisor Class 17 1,023
I Class 69,467 123,951
Z Class 51,922 40,052
Distributions reinvested
Investor Class 2,770 6,300
Advisor Class 19 45
I Class 9,956 18,072
Z Class 2,534 3,310
Shares redeemed
Investor Class (23,730) (70,092)
Advisor Class (482) (682)
I Class (25,898) (52,784)
Z Class – (113,988)
Increase in net assets from capital share
transactions 95,109 7,501

T. ROWE PRICE International Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 69,139 57,950
Beginning of period 886,294 828,344
End of period $ 955,433 $ 886,294
*Share information (000s)
Shares sold
Investor Class 1,182 7,251
Advisor Class 2 144
I Class 9,663 17,244
Z Class 7,248 5,553
Distributions reinvested
Investor Class 386 878
Advisor Class 3 6
I Class 1,384 2,511
Z Class 354 465
Shares redeemed
Investor Class (3,309) (9,712)
Advisor Class (67) (96)
I Class (3,598) (7,377)
Z Class – (16,470)
Increase in shares outstanding 13,248 397

T. ROWE PRICE International Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares: the International
Bond Fund (Investor Class), the International Bond Fund–Advisor Class
(Advisor Class), the International Bond Fund–I Class (I Class) and the
International Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities

T. ROWE PRICE International Bond Fund

are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE International Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length

T. ROWE PRICE International Bond Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 863,743 $ — $ 863,743
Short-Term Investments 61,206 9,110 — 70,316
Securities Lending Collateral 3,996 — — 3,996
Options Purchased — 7,227 — 7,227
Total Securities 65,202 880,080 — 945,282
Swaps* — 1,882 — 1,882
Forward Currency Exchange
Contracts — 6,803 — 6,803
Futures Contracts* 1,416 — — 1,416
Total $ 66,618 $ 888,765 $ — $ 955,383
Liabilities
Options Written $ — $ 104 $ — $ 104
Swaps* — 2,847 — 2,847
Forward Currency Exchange
Contracts — 6,249 — 6,249
Futures Contracts* 680 — — 680
Total $ 680 $ 9,200 $ — $ 9,880
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 156
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 9,801
Foreign exchange derivatives Forwards 6,803
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 568
^
,*
Total $ 17,328
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 3,449
Foreign exchange derivatives Forwards 6,249
Credit derivatives Centrally Cleared Swaps, Options
Written 182
Total $ 9,880
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 212 $ 212
Interest rate
derivatives 3 — (388) — 957 572
Foreign
exchange
derivatives (150) 264 — (3,561) — (3,447)
Credit
derivatives — — — — (345) (345)
Total $ (147) $ 264 $ (388) $ (3,561) $ 824 $ (3,008)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 245 $ 245
Interest rate
derivatives (267) — 19 — (589) (837)
Foreign
exchange
derivatives (16) — — 3,326 — 3,310
Credit
derivatives (104) (41) — — 534 389
Total $ (387) $ (41) $ 19 $ 3,326 $ 190 $ 3,107
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE International Bond Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $9,527,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 1,701 $ (956) $ 745 $ (879) $ —
Barclays Bank 3,015 (353) 2,662 (1,210) 1,452
BNP Paribas 299 (805) (506) 340 —
Citibank 5,701 (164) 5,537 (2,511) 3,026
Deutsche Bank 268 (435) (167) — —
Goldman Sachs 579 (239) 340 (320) 20
HSBC Bank 579 (1,093) (514) 510 —
JPMorgan Chase 313 (398) (85) — —
Morgan Stanley 8 (215) (207) — —
RBC Dominion
Securities 513 (86) 427 (396) 31
Societe Generale 1 (125) (124) — —
Standard Chartered 288 (82) 206 (270) —
State Street 37 (548) (511) 570 59
Toronto-Dominion
Bank 211 (648) (437) 290 —
UBS Investment
Bank 74 (82) (8) — —
Wells Fargo 488 (124) 364 (410) —
Total $ 14,075 $ (6,353)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund

contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 39% and 43% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and

T. ROWE PRICE International Bond Fund

imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 22% and 28% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any

T. ROWE PRICE International Bond Fund

premium received by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 8% and 30% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE International Bond Fund

Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2026, the notional amount of protection sold by the fund totaled $34,261,000 (3.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 26% and
42% of net assets.

T. ROWE PRICE International Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

T. ROWE PRICE International Bond Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $4,753,000; the aggregate value of collateral was $5,002,000 and consisted of cash collateral and related investments of $3,996,000 and U.S.
government securities of $1,006,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $315,441,000 and
$210,350,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE International Bond Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had
$94,995,000 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $961,095,000. Net unrealized loss aggregated
$16,171,000 at period-end, of which $28,331,000 related to appreciated investments and $44,502,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates had entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%

T. ROWE PRICE International Bond Fund

of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE International Bond Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,603,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $286,000 for T. Rowe Price Services, Inc.;
and $2,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.67% 1.09% 0.05% 0.00%
Expense limitation date 02/28/29 02/28/29 02/28/29 N/A
(Waived)/repaid during the
period ($000s) $(229) $(3) $(57) $(342)

T. ROWE PRICE International Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $5,000 for shareholder servicing costs related to the college savings plans, of which less than $1,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, approximately 5% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the

T. ROWE PRICE International Bond Fund

public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 7,117 shares of the Z Class, representing less than 1% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE International Bond Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE International Bond Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for most performance periods and, where applicable, the fund’s total returns ranked in the 4
th
quartile for most periods when compared to performance peer
groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods, the primary reasons for such results, and, if applicable, efforts being undertaken to improve performance. The Board considered the Adviser’s responses and, if applicable, its efforts and plans to improve the fund’s investment performance and noted that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Bond Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Bond Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Bond Fund

in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the second quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Bond Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F76-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026